Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

The table below sets the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.
Wuxi Diang Trading Co., Ltd.	Mr. Yingkai Xu owns 40% equity interest.

Significant transactions with related parties were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Transactions with related parties:
Wuxi Kaiteng Mold Factory(1)	$268,408	$293,226	$281,201
Wuxi Diang Trading Co., Ltd(2)	730,165	-	-
Subtotal	$998,573	$293,226	$281,201

(1)	The Company purchases processing services from Wuxi Kaiteng Mold Factory.

(2)

Transactions with Wuxi Diang Trading Co., Ltd represented loans from Wuxi Mingteng Mould in order to temporarily support the working capital of Wuxi Diang Trading Co., Ltd. The loan was signed with a series of contracts and is non-interest bearing. The term of the loan was six months, as of December 31, 2024, Wuxi Diang Trading Co., Ltd had fully repaid the loans according to the contracts.

The following represented related party balances as of December 31, 2024, and 2023:

	As of December 31,
	2024	2023
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$240,166	$207,780
Jingzhu Ding	-	32,529
Subtotal	$240,166	$240,309

Amounts due to Jingzhu Ding represented the loan from Jingzhu Ding to supplement the working capital of the Company. The loan was signed with a series of contracts and is non-interest bearing. The loan term is indefinite. According to the contracts, the loan will be repaid when working capital is sufficient, as of December 31, 2024, all the outstanding loans owed by the Company to Ms. Jingzhu Ding have been repaid.

Amounts due to Wuxi Kaiteng Mold Factory represent amounts provided for processing services that the Company purchased from Wuxi Kaiteng Mold Factory.